Lease obligations (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Operating cash flows from operating leases | $	$ 285		$ 195
Right-of-use assets obtained in exchange for lease obligations (noncash): | $	$ 0		$ 0
ZHEJIANG TIANLAN
Finance cash flows from finance leases | ¥		¥ 0		¥ 0
Right-of-use assets obtained in exchange for lease obligations (noncash): | ¥		¥ 0		¥ 0